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                              Janus Investment Fund
                            Janus Mid Cap Value Fund

                        Supplement dated August 27, 2008
                       to Currently Effective Prospectuses

On July 7, 2008, Janus Capital Management LLC ("Janus Capital"), investment adviser to Janus Mid Cap Value Fund (the "Fund"), and Perkins, Wolf, McDonnell and Company, LLC ("PWM"), the subadviser to the Fund, entered into a Unit Purchase Agreement (the "Purchase Agreement"), pursuant to which Janus Capital will acquire an additional 50% ownership stake in PWM (the "Pending Acquisition"), increasing Janus Capital's total ownership in PWM from 30% to 80%, pending shareholder approval of various proposals. Under applicable law, the Pending Acquisition may be deemed to be a sale of a "controlling block" of PWM's voting securities and, as a result, the consummation of the Pending Acquisition could result in an automatic termination of the current subadvisory agreement between Janus Capital and PWM. Therefore, shareholders of the Fund will be asked to approve a new subadvisory agreement between Janus Capital and PWM with substantially similar terms as the current subadvisory agreement in place for the Fund. Shareholders of the Fund will also be asked to approve an amended and restated investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital, to reallocate the obligation to compensate any subadviser engaged by Janus Capital from the Fund to Janus Capital. The remaining terms of the amended and restated investment advisory agreement are substantially similar to the current investment advisory agreement in place for the Fund. There are no proposed changes to the management fee rate paid by the Fund. PWM expects to provide the same level of services under the new subadvisory agreement as it provides under the current subadvisory agreement and Janus Capital expects to provide the same level of services under the amended and restated investment advisory agreement that it provides under the current investment advisory agreement. The proposed new agreements will be presented for approval by shareholders of the Fund at a Special Meeting of Shareholders to be held on October 30, 2008 (or any adjournments or postponements thereof).

The Board of Trustees of the Fund approved the proposed new subadvisory agreement for the Fund and the proposed amended and restated investment advisory agreement for the Fund and authorized the submission of each of these agreements to shareholders of the Fund for their approval. If approved by shareholders and if certain other conditions, as described in the Purchase Agreement or as otherwise agreed to by Janus Capital and PWM, are satisfied, the Pending Acquisition, the amended and restated investment advisory agreement, and the subadvisory agreement are each expected to become effective in the fourth quarter of 2008. In connection with the consummation of the Pending

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Acquisition, PWM will change its name to "Perkins Investment Management LLC" and the Fund will change its name to "Perkins Mid Cap Value Fund."

Shareholders of the Fund as of August 20, 2008 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Pending Acquisition. If you purchased shares of the Fund through a financial intermediary and held those shares as of August 20, 2008, your financial intermediary will generally be forwarding these materials to you and requesting your vote. If you did not hold shares of the Fund on August 20, 2008, you will not receive a Proxy Statement and will not be entitled to vote. The Proxy Statement will also be available on the SEC's website at www.sec.gov, at www.janus.com, or by calling Janus Capital at 1-800-525-3713.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

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                              Janus Investment Fund
                           Janus Small Cap Value Fund

                        Supplement dated August 27, 2008
                       to Currently Effective Prospectuses

On July 7, 2008, Janus Capital Management LLC ("Janus Capital"), investment adviser to Janus Small Cap Value Fund (the "Fund"), and Perkins, Wolf, McDonnell and Company, LLC ("PWM"), the subadviser to the Fund, entered into a Unit Purchase Agreement (the "Purchase Agreement"), pursuant to which Janus Capital will acquire an additional 50% ownership stake in PWM (the "Pending Acquisition"), increasing Janus Capital's total ownership in PWM from 30% to 80%, pending shareholder approval of various proposals. Under applicable law, the Pending Acquisition may be deemed to be a sale of a "controlling block" of PWM's voting securities and, as a result, the consummation of the Pending Acquisition could result in an automatic termination of the current subadvisory agreement between Janus Capital and PWM. Therefore, shareholders of the Fund will be asked to approve a new subadvisory agreement between Janus Capital and PWM with substantially similar terms as the current subadvisory agreement in place for the Fund. Shareholders of the Fund will also be asked to approve an amended and restated investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital, to reallocate the obligation to compensate any subadviser engaged by Janus Capital from the Fund to Janus Capital, and to change the investment advisory fee rate from an annual fixed rate of 0.72% of the Fund's average daily net assets to an annual rate of 0.72% that adjusts up or down based upon the performance of the Fund's Investor Shares relative to the Fund's benchmark index, the Russell 2000(R) Value Index (as described further below). The remaining terms of the amended and restated investment advisory agreement are substantially similar to the current investment advisory agreement in place for the Fund. PWM expects to provide the same level of services under the new subadvisory agreement as it provides under the current subadvisory agreement and Janus Capital expects to provide the same level of services under the amended and restated investment advisory agreement that it provides under the current investment advisory agreement. The proposed new agreements will be presented for approval by shareholders of the Fund at a Special Meeting of Shareholders to be held on October 30, 2008 (or any adjournments or postponements thereof).

The proposed investment advisory fee to be paid to Janus Capital by the Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee at the annual rate of 0.72% to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's

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average daily net assets during the applicable performance measurement period.
The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made until the amended and restated investment advisory agreement has been in effect for at least 12 months. When the amended and restated investment advisory agreement has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the amended and restated investment advisory agreement took effect. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by the Fund, depending on the investment performance of the Fund relative to its benchmark index, the Russell 2000(R) Value Index, over the performance measurement period. No Performance Adjustment will be applied unless the difference between the investment performance of the Fund's Investor Shares and the cumulative investment record of the Russell 2000(R) Value Index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period, and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses, whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Russell 2000(R) Value Index.

After Janus Capital determines whether the Fund's performance was above or below the Russell 2000(R) Value Index by comparing the investment performance of the Fund's Investor Shares against the cumulative investment record of the Russell 2000(R) Value Index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The Board of Trustees of the Fund approved the proposed new subadvisory agreement for the Fund and the proposed amended and restated investment advisory agreement for the Fund and authorized the submission of each of these agreements to shareholders of the Fund for their approval. If approved by shareholders and if certain other conditions, as described in the Purchase Agreement or as otherwise agreed to by Janus Capital and PWM, are satisfied, the Pending Acquisition, the amended and restated investment advisory agreement, and the subadvisory agreement are each expected to become effective in the

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fourth quarter of 2008. In connection with the consummation of the Pending
Acquisition, PWM will change its name to "Perkins Investment Management LLC" and the Fund will change its name to "Perkins Small Cap Value Fund."

Shareholders of the Fund as of August 20, 2008 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Pending Acquisition. If you purchased shares of the Fund through a financial intermediary and held those shares as of August 20, 2008, your financial intermediary will generally be forwarding these materials to you and requesting your vote. If you did not hold shares of the Fund on August 20, 2008, you will not receive a Proxy Statement and will not be entitled to vote. The Proxy Statement will also be available on the SEC's website at www.sec.gov, at www.janus.com, or by calling Janus Capital at 1-800-525-3713.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.